Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018
Disclosure of geographical areas [line items]
Total non-current assets	$ 1,104,776	$ 1,012,562	$ 900,997	$ 260,547
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	1,086,308	982,397	871,313	$ 260,547
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 18,468	$ 30,165	$ 29,684